RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

(a)	Details of amounts due from related parties as of December 31, 2014 and 2015 are as follows:

	December 31,
	2014	2015

Hubei Mobile	$200,605	$208,976
Jilin Mobile	187,373	-
Ningbo Mobile	321,708	316,500
Shenzhen Mobile	211,323	246,076
Shenzhen Media	15,156	47,371
Director and management of the Company	815,648	866,014
Shenzhen Deshan Yinshi Co., Ltd. (“Shenzhen Deshan”)	407,266	-

	$2,159,079	$1,684,937

The amounts due from related parties are non-interest bearing and repayable on demand.

(b)	Details of amounts due to related parties as of December 31, 2014 and 2015 are as follows:

	December 31,
	2014	2015

Changzhou Mobile	$2,610	$8,292
Suzhou Mobile	63,941	80,885
Eastlong Huatong	56,119	842
Shenzhen Champs Elysees Renovations Co., Ltd. (“Champs Elysees”)	3,807	126,652
Shenzhen Meidi Zhiye Development Co., Ltd. (“Zhiye”)	219,094	241,869
Shenzhen Meiye Qiye Development Co., Ltd. (“Qiye”)	1,029	974
Shenzhen Champs Elysees Investment Co., Ltd. (“Champs Elysees Investment”)	-	770,333
Guangtong Mobile	115,093	66,788
Zhongguanguoji	715,797	676,956

	$1,177,490	$1,973,591

The amounts due to related parties are non-interest bearing and repayable on demand.

Zhiye, Qiye and Shenzhen Deshan are companies in which the Chief Executive Officer of the Company holds a beneficial interest and Champs Elysees and Champs Elysees Investment are companies in which the Chief Executive Officer’s wife holds a beneficial interest.

The amounts due from (to) related parties mainly arise from trading transactions with related parties (such as receipt of services rendered to related parties) and payments of expenses on behalf of the related parties.

(c)	Advertising service rendered and equipment sold to related parties

The Group provided advertising service and sold digital equipment at negotiated price to related parties for a total amount of $1,103,495, $1,023,720 and $383,157 for the years ended December 31, 2013, 2014 and 2015, respectively. Details are as follows:

	Year ended December 31,
	2013	2014	2015

Hubei Mobile	$1,102	$-	$-
Jilin Mobile	226	-	-
Ningbo Mobile	296,040	254,931	188,409
Suzhou Mobile	-	-	194,748
Shenzhen Deshan Yinshi Co., Ltd. (“Shenzhen Deshan”)	806,127	768,789	-

	$1,103,495	$1,023,720	$383,157

Shenzhen Deshan is a company in which the Chief Executive Officer of the Company holds a beneficial interest.

The Group has purchased digital equipment at negotiated price from related parties of $648,935, $33,179 and $76,929 for the years ended December 31, 2013, 2014 and 2015, respectively.

(d)	Services rendered by related parties

The Group has received broadcasting service and other services from related parties at negotiated prices for a total amount of $8,393,864, $6,971,581 and $6,554,986 for the years ended December 31, 2013, 2014 and 2015, respectively, of which $387,798, $640,246 and $668,845 were related to discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively. Details are as follows:

	Year ended December 31,
	2013	2014	2015

Chengdu Mobile	$1,859,950	$1,689,243	$1,820,935
Dalian Mobile	770,964	831,172	825,048
Eastlong Huatong	300,791	334,035	-
Guangtong Mobile	1,323,535	-	2,276
Henan Mobile	556,960	597,393	619,972
Hubei Mobile	1,303,298	948,592	815,627
Jilin Mobile	602,118	52,213	-
Ningbo Mobile	761,977	813,908	852,501
Suzhou Mobile	526,473	921,405	845,187
Shenzhen Media	-	143,374	98,859
Changzhou Mobile	-	-	5,736

	$8,006,066	$6,331,335	$5,886,141

(e)	Rental expense

During the years ended December 31, 2013, 2014 and 2015, the Group rented office space from Zhiye. The rate for rent was determined based on negotiated prices. The rental expense for the years ended December 31, 2013, 2014 and 2015 was $340,556, $361,417 and $399,167, respectively, of which $164,009, $185,064 and $18,076 were related to discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively.

(f)	Others

For the years ended December 31, 2013, 2014 and 2015, the Group paid office decoration charges of $4,446, $377,079 and $473,332 respectively, to Champs Elysees. During the years ended December 31, 2013, 2014 and 2015, the Group also paid property management fees and utility expenses of $53,355, $59,973 and $56,925, respectively, of which $25,695, $30,709 and $25,681 were related to discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively, to Champs Elysees Management.

Champs Elysees Management is a company in which the Chief Executive Officer’s wife holds a beneficial interest.

In December 2015, VisionChina Media Group borrowed approximately $4,600,000 (equivalent to RMB30,000,000) from Zhiye for a period of 4 days with a total interest expense approximate to $10,000 (equivalent to RMB60,000), which were fully repaid before the year ended December 31, 2015.